Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Hierarchy of Investments
The tables below set forth by level within the fair value hierarchy the Plan's investments.

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$352,793,576	$—	$352,793,576
Common collective trusts	—	727,005,383	727,005,383
Perrigo Company plc ordinary shares	4,647,526	—	4,647,526
Money market fund	42,422,450	—	42,422,450

Investments, at fair value	$399,863,552	$727,005,383	$1,126,868,935

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$321,739,845	$—	$321,739,845
Common collective trusts	—	645,420,589	645,420,589
Perrigo Company plc ordinary shares	8,039,371	—	8,039,371
Money market fund	43,098,314	—	43,098,314

Investments, at fair value	$372,877,530	$645,420,589	$1,018,298,119